Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Credit Risk	$ 288,667,341	$ 109,407,718
Market Risk	52,837,873	6,642,210
Operational Risk	112,505,729	36,743,804
Minimum Capital Requirement	454,010,943	152,793,732
Integration	1,376,283,996	478,633,550
Excess	$ 922,273,053	$ 325,839,818